Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Jan. 12, 2026	Jan. 20, 2026
Subsequent Events [Line Items]
Aggregate amount sold (in Dollars)	$ 256,000
Aggregate of shares issued	131,280
Price per share (in Dollars per share)	$ 1.95
Warrant [Member]
Subsequent Events [Line Items]
Total warrants exercised		102,000
Exercise price per share (in Dollars per share)		$ 1
Remaining balance of warrants		398,000